PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2017
PRINCIPAL SUBSIDIARIES [abstract]
Schedule of principal subsidiaries

Name of Company	Particulars of issued capital		Interests held by the Company %	Interests held by non- controlling interests %	Principal activities
Sinopec International Petroleum Exploration and Production Limited (“SIPL”)	RMB	8,000	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Great Wall Energy & Chemical Company Limited	RMB	22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB	13,203	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Pipeline Storage & Transportation Company Limited	RMB	12,000	100.00	—	Pipeline storage and transportation of crude oil
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB	4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB	3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
Sinopec Qingdao Petrochemical Company Limited	RMB	1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Chemical Sales Company Limited	RMB	1,000	100.00	—	Marketing and distribution of petrochemical products
China International United Petroleum and Chemical Company Limited	RMB	3,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Overseas Investment Holding Limited (“SOIH”)	US Dollar	1,638	100.00	—	Investment holding
Sinopec Catalyst Company Limited	RMB	1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB	1,400	100.00	—	Trading of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB	5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
Sinopec Qingdao Refining and Chemical Company Limited	RMB	5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Zhanjiang Dongxing Petrochemical Company Limited	RMB	4,397	75.00	25.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited	RMB	3,986	75.00	25.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Marketing Company Limited (“Marketing Company”)	RMB	28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Shanghai SECCO Petrochemical Company Limited (“Shanghai SECCO”) (Note 31)	RMB	7,801	67.60	32.40	Production and sale of petrochemical products
Sinopec—SK (Wuhan) Petrochemical Company Limited (“Zhonghan Wuhan”)	RMB	6,270	65.00	35.00	Production, sale, research and development of ethylene and downstream byproducts
Sinopec Kantons Holdings Limited (“Sinopec Kantons”)	HKD	248	60.34	39.66	Trading of crude oil and petroleum products
Gaoqiao Petrochemical Company Limited (Note 31)	RMB	10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Shanghai Petrochemical Company Limited (“Shanghai Petrochemical”)	RMB	10,814	50.49	49.51	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited (“Fujian Petrochemical”) (i)	RMB	6,898	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Note:

(i) The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

	Marketing Company		SIPL		Shanghai Petrochemical		Fujian Petrochemical		Sinopec Kantons		Shanghai SECCO	Zhonghan Wuhan
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,	December 31,
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2017	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	121,260	156,494	18,116	19,555	14,876	19,866	926	992	1,352	1,196	11,602	1,489	1,636
Current liabilities	(168,366)	(212,620)	(824)	(7,118)	(8,942)	(10,922)	(812)	(376)	(2,891)	(2,351)	(4,174)	(7,521)	(3,975)

Net current (liabilities)/assets	(47,106)	(56,126)	17,292	12,437	5,934	8,944	114	616	(1,539)	(1,155)	7,428	(6,032)	(2,339)

Non—current assets	246,514	253,455	40,067	34,769	19,070	19,577	7,845	9,925	13,228	13,089	12,797	14,686	13,598
Non—current liabilities	(1,460)	(1,774)	(39,322)	(28,523)	—	(6)	(721)	(681)	(3,101)	(2,430)	(1,740)	—	—

Net non—current assets	245,054	251,681	745	6,246	19,070	19,571	7,124	9,244	10,127	10,659	11,057	14,686	13,598

Net assets	197,948	195,555	18,037	18,683	25,004	28,515	7,238	9,860	8,588	9,504	18,485	8,654	11,259

Attributable to owners of the Company	134,393	132,549	2,784	3,468	12,500	14,253	3,619	4,930	5,162	5,716	12,496	5,625	7,318

Attributable to non—controlling interests	63,555	63,006	15,253	15,215	12,504	14,262	3,619	4,930	3,426	3,788	5,989	3,029	3,941

Schedule of summarized consolidated statement of comprehensive income

Year ended	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO (ii)	Zhonghan Wuhan
December 31,	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	1,103,934	1,050,294	1,221,530	6,557	4,016	6,136	80,748	77,843	91,962	5,532	4,968	6,068	1,642	1,512	1,498	5,222	14,077	11,703	16,139
Net income/ (loss) for the year	23,684	26,461	27,520	(222)	(4,604)	1,075	3,310	5,981	6,154	1,456	2,513	2,726	825	860	1,046	726	1,738	1,558	2,730
Total Comprehensive income/ (loss)	24,391	27,385	26,986	(4,257)	(2,481)	396	3,310	6,000	6,153	1,456	2,513	2,726	302	879	1,146	726	1,738	1,558	2,730
Comprehensive income/(loss) attributable to non-controlling interests	7,755	9,028	9,033	(1,218)	(3,279)	(38)	1,655	2,964	3,052	728	1,256	1,363	120	349	433	235	608	545	956
Dividends paid to non-controlling interests	7,356	4,932	9,544	—	—	—	10	563	1,344	—	—	625	40	51	70	—	—	—	—

Schedule of summarized statement of cash flows

Year ended	Marketing Company			SIPL			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Shanghai SECCO (ii)	Zhonghan Wuhan
December 31,	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	33,196	50,840	51,038	4,059	2,576	2,758	4,933	7,182	7,061	(179)	617	(558)	1,185	505	968	1,639	4,223	3,636	2,976
Net cash generated from/(used in) investing activities	21,180	(31,573)	(35,738)	(4,052)	2,729	(2,211)	(439)	(190)	(2,401)	76	54	225	(504)	261	193	5,567	(4,869)	(3,080)	(2,415)
Net cash (used in)/generated from financing activities	(42,777)	(20,424)	(16,499)	637	(4,414)	243	(3,696)	(2,637)	(2,590)	(176)	(55)	(158)	(443)	(1,338)	(1,093)	—	588	(682)	(631)

Net increase /(decrease) in cash and cash equivalents	11,599	(1,157)	(1,199)	644	891	790	798	4,355	2,070	(279)	616	(491)	238	(572)	68	7,206	(58)	(126)	(70)

Cash and cash equivalents as of January 1	2,682	14,914	14,373	1,327	2,042	3,045	279	1,077	5,441	380	101	717	630	886	289	—	337	260	134
Effect of foreign currency exchange rate changes	633	616	(253)	71	112	(230)	—	9	(7)	—	—	—	18	(25)	(14)	(1)	(19)	—	—

Cash and cash equivalents as of December 31	14,914	14,373	12,921	2,042	3,045	3,605	1,077	5,441	7,504	101	717	226	886	289	343	7,205	260	134	64

(ii)  The summarized consolidated statement of comprehensive income and the summarized statement of cash flow of Shanghai SECCO present the results from the acquisition date to December 31, 2017.